FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16.   FAIR VALUE MEASUREMENT

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Measured on Recurring Basis

That Group’s financial instruments measured at fair value on a recurring basis are cash, restricted cash, short-term investments, equity securities with readily determinable fair value, available-for-sale debt securities, receivables and payables, convertible senior notes and zero-strike call options.

As of December 31, 2018 and 2019, the carrying values of cash, restricted cash, accounts receivable and payables approximated their estimated fair values due to the short-term maturities of these instruments. Short-term investments in time deposits are categorized as Level 1 under the fair value hierarchy and the carrying values approximated their estimated fair values because such deposits bear market interest rates. Short-term investments in investment products are categorized as Level 2 under the fair value hierarchy and their fair values are based on quoted prices or other observable inputs in active markets.

16.  FAIR VALUE MEASUREMENT (Continued)

Equity securities with readily determinable fair value are classified within Level 1 and include listed equity securities valued using quoted market prices that are currently available on the Hong Kong Stock Exchange. The fair value is measured at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income.

The Group reports available-for-sale debt securities at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income. Fair value of the available-for-sale debt securities is measured using Level 3 inputs within the fair value hierarchy. In determining the fair value, the Group utilizes an income approach of a discounted cash flow model, which includes unobservable inputs such as future cash flows, growth rates and discount rates. These assumptions are inherently uncertain and subjective, and changes in any unobservable inputs may have a significant impact on the fair value.

The Company measured the convertible senior notes at fair value on a recurring basis until their maturity on April 15, 2019. The Company reported the convertible senior notes at fair value at each balance sheet date and changes in fair value were reflected in the consolidated statements of operations and comprehensive income. Fair value of the convertible senior notes was measured using Level 1 inputs within the fair value hierarchy as they were based on quoted market prices that were available on a dealer market. See Note 14.

Fair value of the zero-strike call options was measured using Level 2 inputs within the fair value hierarchy as they were based on market prices of the Company’s publicly traded ADSs underlying the options. See Note 14.

In determining the debt issuance costs related to the convertible senior notes and zero-strike call options, the Company applied the accounting for the fair value of a share lending arrangement using Level 3 inputs. The fair value of a share lending arrangement represents the economic loss from the share lending arrangement over the expected term of the underlying zero-strike call option contract. The inputs used in calculating fair value of the share lending arrangement include the contract value of the zero-strike call options, the estimated long-term share lending commission rate and the expected term of the zero-strike call option contract. See Note 14.

The following tables summarize the Group’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy for the periods indicated:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,095,686	—	—	7,095,686
Short-term investments in investment products	—	550,000	—	550,000
Listed equity securities	159,148	—	—	159,148
Available-for-sale debt securities	—	—	448,776	448,776

		As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	6,855,886	—	—	6,855,886
Short-term investments in investment products	—	10,000	—	10,000
Available-for-sale debt securities	—	—	448,776	448,776
Convertible senior notes	1,725,182	—	—	1,725,182

16.  FAIR VALUE MEASUREMENT (Continued)

The following table provides information about Level 1 fair value measurement of listed equity securities for the period indicated:

RMB
Balance at December 31, 2018	—
Initial recognition	201,558
Unrealized loss	(42,410)
Balance at December 31, 2019	159,148

The unrealized loss on listed equity securities of RMB42,410 was recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2019.

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities using significant unobservable inputs for the periods indicated:

RMB
Balance at December 31, 2016	165,217
Unrealized gain	147,602
Balance at December 31, 2017	312,819
Unrealized gain	155,387
Sale of debt securities	(19,430)
Balance at December 31, 2018	448,776
Balance at December 31, 2019	448,776

In determining the fair value of the available-for-sale debt securities, the Group utilizes an income approach of a discounted cash flow model with unobservable inputs including future cash flows, a terminal growth rate of 3%, a discount rate of 18% and a risk-free rate of 2.84%. The determination of the fair value was assisted by an independent appraisal, based on estimates, judgments and information of other comparable companies, for the years ended December 31, 2017 and 2018.

The unrealized gain on available-for-sale debt securities of RMB110,702 and RMB116,540, representing the unrealized fair value gain netting relevant income tax of RMB36,900 and RMB38,847, was recognized in other comprehensive income for the years ended December 31, 2017 and 2018, respectively. The fair value of the available-for-sale securities was unchanged for the year ended December 31, 2019 as the Company determined that the business prospects of the investee were unchanged, its financial results were consistent with historical expectations, and there were no significant changes in the valuation assumptions used to determine the fair value of the investment.

Measured on Non-Recurring Basis

The Group’s financial assets that are measured at fair value on a non-recurring basis include certain long-term investments, intangible assets and goodwill when they were determined to be impaired.

Investments in privately held companies for which the Group elected to record using the measurement alternative were re-measured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values were estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs.

16.  FAIR VALUE MEASUREMENT (Continued)

The inputs used to measure the estimated fair value of intangible assets and goodwill are classified as Level 3 due to the significance of unobservable inputs used, such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment.